SHARE BASED PAYMENTS (Schedule of Stock Option Activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options
Options outstanding as of January 1, 2016	10,438,840
Exercised	(1,234,134)
Forfeited	(1,494,530)
Options outstanding as of December 31, 2016	7,710,176	10,438,840
Options vested and expected to vest as of December 31, 2016	7,680,203
Options exercisable as of December 31, 2016	7,373,036
Weighted average exercise price per option
Outstanding at beginning of the year	$ 1.14
Exercised	1.08
Forfeited	1.17
Outstanding at end of the year	1.15	$ 1.14
Options vested and expected to vest as of December 31, 2016	1.15
Options exercisable as of December 31, 2016	1.15
Weighted average grant-date fair value
Outstanding at the beginning of the year	1.07
Exercised	0.70
Forfeited	1.47
Outstanding end of the year	1.05	$ 1.07
Options vested and expected to vest as of December 31, 2016	1.05
Options exercisable as of December 31, 2016	$ 1.12
Weighted average remaining contractual terms
Outstanding	1 year 6 months 25 days	2 years 1 month 28 days
Options vested and expected to vest	1 year 6 months 25 days
Options exercisable	1 year 6 months 7 days
Aggregate intrinsic value
Outstanding at December 31, 2016	$ 1,552	$ 17,236
Options vested and expected to vest as of December 31, 2016	1,546
Options exercisable as of December 31, 2016	$ 1,447